UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chilton Capital Management, L.P.
           -----------------------------------------------------
Address:   1300 Post Oak Boulevard,
           Suite 1220
           Houston, TX 77056
           -----------------------------------------------------

Form 13F File Number: 28-07004
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas M. Motter
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  713-650-1995
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter                   Houston, TX                    2/13/2006
--------------------                   -----------                    ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            71
                                         ------------
Form 13F Information Table Value Total:  $179,974,072
                                         ------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
Bank of America Corp           Com              60505104   7143374  154786          Sole             Sole      0    0
General Electric Co            Com              369604103  6928626  197678          Sole             Sole      0    0
CitiGroup                      Com              172967101  6286232  129533          Sole             Sole      0    0
Exxon Mobil Corp Com           Com              30231G102  6016545  107113          Sole             Sole      0    0
Morgan Stanley                 Com              617446448  5822375  102615          Sole             Sole      0    0
Goldman Sachs Group            Com              38141G104  5269812   41264          Sole             Sole      0    0
Microsoft Corp                 Com              594918104  5242333  200472          Sole             Sole      0    0
3M Co Com                      Com              88579Y101  5202033   67123          Sole             Sole      0    0
Amgen                          Com              31162100   5154389   65361          Sole             Sole      0    0
Biomet Inc                     Com              90613100   5122663  140078          Sole             Sole      0    0
Procter & Gamble Co            Com              742718109  5042581   87121          Sole             Sole      0    0
American International Group   Com              26874107   4852945   71126          Sole             Sole      0    0
Intel Corp                     Com              458140100  4827116  193394          Sole             Sole      0    0
Cyberonics Inc.                Com              23251P102  4763208  147468          Sole             Sole      0    0
Medtronic Inc                  Com              585055106  4717581   81945          Sole             Sole      0    0
Schlumberger Ltd Com           Com              806857108  4438987   45692          Sole             Sole      0    0
Merrill Lynch & Co             Com              590188108  4378904   64652          Sole             Sole      0    0
Wrigley Wm JR Co               Com              982526105  4246415   63865          Sole             Sole      0    0
Intuit Incorporated            Com              461202103  4186685   78549          Sole             Sole      0    0
Analog Devices Inc             Com              32654105   4088640  113985          Sole             Sole      0    0
Texas Instruments Inc.         Com              882508104  3961601  123530          Sole             Sole      0    0
J P Morgan Chase & Co.         Com              46625H100  3934519   99131          Sole             Sole      0    0
Eli Lilly & Co                 Com              532457108  3837253   67808          Sole             Sole      0    0
Time Warner                    Com              887315109  3562665  204281          Sole             Sole      0    0
Symantec Corp                  Com              871503108  3517911  201023          Sole             Sole      0    0
CVS Corporation                Com              126650100  3479910  131715          Sole             Sole      0    0
Target Corp                    Com              87612E106  3364712   61210          Sole             Sole      0    0
Chevron Corporation            Com              166764100  3330923   58674          Sole             Sole      0    0
Liberty Media New Ser A        Com              530718105  3280688  416860          Sole             Sole      0    0
Electronic Arts                Com              285512109  3166331   60530          Sole             Sole      0    0
Cooper Cameron Corp            Com              216640102  2901037   70073          Sole             Sole      0    0
Cisco Systems Inc              Com              17275R102  2890219  168821          Sole             Sole      0    0
Walgreen Co                    Com              931422109  2810629   63503          Sole             Sole      0    0
Northrop Grumman Corp          Com              666807102  2546260   42360          Sole             Sole      0    0
Novartis A G Spon Adr          Com              66987V109  2463590   46943          Sole             Sole      0    0
iShares NASDAQ Biotechnology I Com              464287556  2398263   31049          Sole             Sole      0    0
Arch Coal Inc                  Com              39380100   2142838   26954          Sole             Sole      0    0
Honeywell Intl Inc             Com              438516106  2102588   56445          Sole             Sole      0    0
Isis Pharmaceuticals           Com              464330109  1816981  346752          Sole             Sole      0    0
Tractor Supply Company         Com              892356106  1763633   33314          Sole             Sole      0    0
Transocean                     Com              G90078109  1535264   22030          Sole             Sole      0    0
Dominion Res Inc Va            Com              25746U109  1504242   19485          Sole             Sole      0    0
Johnson & Johnson              Com              478160104  1464156   24362          Sole             Sole      0    0
Bruker Biosciences             Com              116794108  1417176  291600          Sole             Sole      0    0
Pfizer Inc                     Com              717081103   977211   41904          Sole             Sole      0    0
Coca-Cola Company              Com              191216100   886377   21989          Sole             Sole      0    0
Wal Mart Stores Inc            Com              931142103   884380   18897          Sole             Sole      0    0
Aviall Inc                     Com              05366B102   845883   29371          Sole             Sole      0    0
Waters Corp.                   Com              941848103   791199   20931          Sole             Sole      0    0
BP PLC Spons ADR               Com              55622104    669943   10432          Sole             Sole      0    0
MBNA Corp                      Com              55262L100   583725   21500          Sole             Sole      0    0
Enbridge Energy Mgmt LLC       Com              29250X103   486152   10720          Sole             Sole      0    0
Pepsico Inc                    Com              713448108   453439    7675          Sole             Sole      0    0
Abbott Laboratories            Com              2824100     441616   11200          Sole             Sole      0    0
Southern Company               Com              842587107   374651   10850          Sole             Sole      0    0
Applied Materials Inc.         Com              38222105    336375   18750          Sole             Sole      0    0
Discovery Holding Ser A        Com              25468Y107   298522   19704          Sole             Sole      0    0
Home Depot                     Com              437076102   290444    7175          Sole             Sole      0    0
Nokia Corp                     Com              654902204   256200   14000          Sole             Sole      0    0
Walt Disney Company            Com              254687106   249672   10416          Sole             Sole      0    0
Enterprise Products Partners   Com              293792107   228095    9500          Sole             Sole      0    0
EOG Resources Inc              Com              26875P101   220110    3000          Sole             Sole      0    0
XTO Energy Corp                Com              98385X106   219700    5000          Sole             Sole      0    0
Altria Group Inc               Com              02209S103   212205    2840          Sole             Sole      0    0
United Technologies Corp       Com              913017109   207817    3717          Sole             Sole      0    0
Plum Creek Timber Co           Com              729251108   198275    5500          Sole             Sole      0    0
Wells Fargo                    Com              949746101   194019    3088          Sole             Sole      0    0
Duke Energy Corp               Com              264399106   192150    7000          Sole             Sole      0    0
Kroger Company                 Com              501044101   188800   10000          Sole             Sole      0    0
Merck & Co Inc                 Com              589331107   187679    5900          Sole             Sole      0    0
E P Medsystems Inc             Com              26881P103   174600   60000          Sole             Sole      0    0